ACCOUNTING ESTIMATES AND JUDGMENTS	12 Months Ended
Dec. 31, 2018
ACCOUNTING ESTIMATES AND JUDGMENTS
ACCOUNTING ESTIMATES AND JUDGMENTS

NOTE 4 - ACCOUNTING ESTIMATES AND JUDGMENTS

In applying the accounting policies, the Company’s Management must make judgments and prepare estimates regarding the accounting values of revenues, expenses, assets and liabilities, as well as the disclosures in the notes to the financial statements. Estimates and assumptions are based on historical experience and other factors considered relevant. The underlying estimates and assumptions are reviewed at each reporting period. The effects of revisions to accounting estimates are recognized in the period when the estimates are reviewed, if the revision affects only this period, or also in subsequent periods if the revision affects both the present period and future periods.

Although these estimates and assumptions are continuously monitored and reviewed by the Management of the Company and its subsidiaries, the materialization of the book value of revenues, expenses, assets and liabilities is inherently uncertain, due to the use of judgment. As a consequence, the Company may suffer effects as a result of imprecision in these estimates and judgments that are substantial in future periods, which may have a material adverse effect on its financial condition, the results of its operations and/or its cash flows.

The main assumptions of the accounting estimates evaluated as the most critical by the Management of the Company and its subsidiaries are presented below, regarding the future and other main sources of uncertainty used that may lead to significant adjustments in the book values of assets and liabilities in the future periods includes:

I.         Current and deferred taxes assets and liabilities

Estimates of future taxable income, the basis for the analysis of the realization of deferred tax assets, are based on the annual budgets and the strategic plan, both periodically reviewed and in the history of profitability. However, future taxable income may be higher or lower than the estimates considered by the management when determining whether or not to record the deferred tax asset (Note 10).

Uncertainty exist with respect to the interpretation of complex income tax regulations and the accounting for these require management’s involvement in judgments regarding classification of transactions and in estimates of probable outcomes of tax deductions. The Company establishes provisions, based on best estimates, for probable expected consequences of audits by the tax authorities. The amount of such provisions is based on various factors, such as the Company's experience of previous tax audits, the judgement of Company’s in-house and external tax consultants and differing interpretations of tax regulations by the taxable entity and the responsible tax authority. Due to the nature and complexity of existing Company`s operations and its investing and divestment activities of participation in other entities, differences arising between the actual results and the assumptions made, or future changes to such assumptions, could necessitate future adjustments to tax income and expense already recorded, which may reach R$1.5 billion, considering the worst-case scenario of an unlikely contingency.

II.        Provision for impairment of long-term assets

The Company’s Management considers assumptions and technical data to prepare the impairment testing for long-term assets in order to verify whether its fixed assets or intangible assets are not recorded in a book value higher than that which may be recoverable in the future, a situation in which it was recognized impairment, the devaluation through the constitution of a provision for losses. In this practice, assumptions based on historical experience in asset management, asset set or cash-generating unit, and valuation practices commonly used in the market are applied. Such assumptions may not be verified in the future, including regarding the estimated economic useful lives. Currently, the useful lives adopted by the Company are in accordance with the practices determined by ANEEL, applicable to the assets linked to the concession of the public electric energy service, which may vary due to the periodic analysis of the economic useful life of assets in force. Additionally, the useful life is limited to the term of concession.

Various inherently uncertain events also have an impact on the determination of the variables and assumptions used by the Management of the Company and its subsidiaries in determining discounted future cash flows for the purpose of recognizing the recoverable amount of long-term assets. These events include future rates for the purchase and sale of electric energy; date of entry into operation of projects under construction; the growth rate of the economic activity in the country; and availability of water resources; in addition to those inherent to the end of the concession periods for public electric power services, in particular the amount of their reversal at the end of the concession period. At this point, the premise was adopted that the indemnification is contractually envisaged, when applicable, by the VNR. These are the expected amounts of indemnification at the end of the concession period for generation and transmission of electric power (see accounting practice in Note 3.12 and the movement of provisions made in the year in Note 18).

III.       Basis of determination of indemnification by the granting authority over concessions

The Company adopted the VNR as a way of measuring the amount to be indemnified by the Granting Authority, of the portion of the generation and transmission assets not fully depreciated until the end of the concession. For the distribution assets, the Regulatory Remuneration Basis - BRR was defined for such measurement.

IV.       Useful life of fixed assets

The Company’s Management uses the criteria defined in resolution ANEEL 367, dated June 2, 2009, to determine the estimated useful life of fixed assets, limited to the concession term, since they adequately represent said useful life (Note 15).

V.        Provision for assets decommissioning

The Company recognizes a provision for obligations with the deactivation of assets related to its nuclear power plants. In order to determine the value of the provision, assumptions and estimates are made in relation to the discount rates, the estimated cost for deactivating and removing the entire plant from the site and the expected time of said costs (Note 29). The cost estimate is based on the legal, regulatory and environmental requirements for the decommissioning and removal of the entire plant as well as the prices of products and services to be used at the end of its useful life.

VI.       Actuarial liabilities

The actuarial obligations recorded are determined by actuarial calculations prepared by independent actuaries based on the participant’s life expectancy, average retirement age and inflation. However, the actual future results of the benefits may be different from those existing and recorded in the accounting (Note 27).

VII.     Provision for labor, tax and civil risks

Provisions for labor, tax and civil risks, when there are existing obligations (legal or presumed) resulting from past events, whose settlement is probable and that it is possible to estimate the amounts reliably, based on the evaluation of the Administration and the internal and external legal advisors of the Company. The provisioned amounts are recorded based on the cost estimates of the outcomes of said contingencies. Contingent risks with possible expectation of loss are disclosed by the Management, and no provision is recorded. This evaluation is supported by the management’s judgment, together with its legal advisors, considering case-law, decisions in lower and higher courts, the history of possible agreements and decisions, the experience of the management and legal advisors, as well as other applicable aspects (Note 28).

VIII.    Allowance for doubtful accounts - ADA

The Company records provisions on accounts receivable, loans granted and rights of reimbursement from CCC based on the expectation of receipt, considering the following criteria:

Clients’ ADA - The provision was constituted based on ANEEL criteria in the Accounting Manual of the Electric Sector. In summary, the amounts receivable of residential class consumers overdue for more than 90 days, business class overdue for more than 180 days and industrial, rural, public authorities, public lighting and public services overdue for more than 360 days are provisioned. It also considers an individual analysis of the securities receivable and the balance of each consumer, based on the Management’s experience in relation to actual losses and also on the existence of collateral.

As from January 1, 2018, the Company began to consider, in addition to the above criteria, the expected loss criterion (see note 3.1.2), based on the expectation of default risk that occurs throughout the life of the financial instrument in conjunction with the criteria described above.

IX.      Valuation of financial instruments

The Company’s Management uses valuation techniques that include information that is not based on observable market data to estimate the fair value of certain types of financial instruments, such as expected future contractual  flows, deadlines for the receipt of these flows and discount rates. Note 40 presents information on the main assumptions used in determining the fair value of financial instruments, as well as the sensitivity analysis of these assumptions. The Management of the Company and its subsidiaries believes that the valuation techniques selected and the assumptions used are adequate to determine the fair value of the financial instruments, but nevertheless to the extent they are based on estimates and assumptions, the actual results could be materially different.

Evaluation of financial instruments for the transmission assets of the Existing Basic Network System (RBSE)

With the adoption of IFRS 9, the Company's Management measured the portion of RBSE's financial assets at fair value through profit or loss. The major assumptions for such estimate measurement were as follows: (i) Estimate of RAP (Annual permitted revenues) financial flow (RBSE) with criteria established in Ordinance MME 120 and ANEEL calculations; (ii) Calculation of fair value by the future revenue method according to item B of IFRS 13; (iii) Receipt term of 8 years as established by ANEEL; (iv) Segregation of the portion of the "ke" (Regulatory WACC) remuneration to include an additional risk discount to reflect the possibility of non-receipt of this installment due to the limitation imposed by Abrace's lawsuit; and (v) Compatible discount rate of market similar to NTN-B, as the deemed discount rate that reflects the credit risk of the counterparty. Our best estimates are based on all available information at the time it was recorded. Nevertheless the actual values and circumstances could be different and such estimates could be updated as new information becomes available.

X.       Onerous contracts

The Company and its subsidiaries use assumptions related to the economic costs and benefits of each contract to determine whether or not an onerous contract exists. In the case of long-term commitments such as the purchase and sale of energy, one of the critical estimates in determining the amount of provision for future sale of the contract is the historical average Settlement Price for Differences (PLD) approved by the Company’s Management as a premise for the calculation of the provision of the onerous contract exclusively for accounting purposes, as well as the discount rate used for the cash flows. The actual values of the PDL and/or elements considered within the discount rate over the years may be higher or lower than the assumptions used by the Company. In addition, the Company may have onerous contracts in concessions where the current cost expected for the operation and maintenance is not fully covered by revenues (Note 31).

XI.      Valuation of Contractual Transmission Assets

The Company's Management used the following major assumptions to evaluate  the contractual assets of transmission: (i) The renewal date of the concession as an initial measurement of the renewed concession agreements; (ii) Contract signature date as the best estimative of operation commencement date for the new concession agreements; (iii) regulatory revenue (RAP) established in the concession agreement as a basis to compute the concession cash flow; (iv) The amount of expected investments and costs to be made in the concession as a basis for attribution of construction and O&M margins; (v) Operation commencement date as established in the concession agreements; (vi) Depreciation rate considered in the concession agreement controls as best estimate for calculation of indemnification at end of concession term; (vii) Compatible market interest rate similar to NTN-B, as the deemed discount rate that reflects the credit risk of the counterparty; (viii) Construction and Operation and Maintenance Margins calculated according to the margins established in the concession agreements controls; (ix) Construction revenue calculated according to the concession contract and physical execution controls; and (x) Construction cost as incurred. The Company’s best estimates are based on all available information. Nevertheless, the actual amounts and circumstances could be different and such estimates could be updated as new information becomes available.

XII.     Risks relating to legal and regulatory compliance

a)Lava Jato

In 2015, in response to investigations under “Lava Jato Operation” on irregularities involving employees, contractors and suppliers of Eletrobras and special purpose entities (SPE) in which it holds non-controlling interests, the Company hired a third party investigator (law firm), which is widely known for its specialization in investigatory actions, and established an Independent Investigation Management Commission (CIGI), an independent investigation in accordance with the principles adopted by the US Securities and Exchange Commission (“SEC”) and the US Department of Justice (USDOJ).

As a result of the independent investigation, Eletrobras made the accounting adjustments as presented in the annual financial statements for 2016 and 2017.

However, the official investigations of “Lava Jato Operation” have not yet been concluded by the Federal Prosecutor’s Office, and it may take considerable time to complete all the investigation and disclosure procedures. Accordingly, new material information may be disclosed in the future, which may lead Eletrobras to recognize additional adjustments to its financial statements.

In April 2018 Eletrobras’ Board of Directors was presented with the results of the proceedings of the 2nd phase of the independent investigation conducted by the international office Hogan Lovells closing, on April 30, 2018, the investigation activities object of the services contracted in relation to the Company, its subsidiaries and joint ventures. On the same date, the services provided by the members of the Independent Commission for Investigation Management were also closed.

In August 2018, Hogan Lovells reported that the USDOJ declined to sue Eletrobras for issues involving the Foreign Corrupt Practices Act (FCPA). USDOJ has set no contingency or condition and did not set monitoring procedures over the Company. Thus, there are no outstanding issues to be resolved before the USDOJ.

On December 26, 2018, the SEC accepted the agreement proposed by Eletrobras to put an end to the Class Action (SEC resolution process) filed in the United States, with the expected payment of US $ 2.5 million. The agreement does not represent recognition of an illegal act by Eletrobras.

To conclude the agreement, the SEC considered the remedial measures of material weaknesses in the internal controls adopted by the Company, the development of the compliance program and other anticorruption procedures, as well as its cooperative attitude adopted in the course of the investigation.

With this resolution there are no pending issues to be resolved with US regulators, and the investigations are closed with regard to said authorities.

b)Legal proceedings involving the Company — Class Action

On July 22, 2015, and August 15, 2015, two putative class actions of titles were filed against Eletrobras and some of its officers in the United States District Court in the Southern District of New York, alleging in essence that the acts of corruption and fraud involving companies in which Eletrobras participates would have caused an important loss in relation to the securities acquired, since they had not been disclosed in the public records of the company. Such proceedings have been settled for further details, see note 28.

c)Leniency Agreement

In 2018, the term of commitment to the Leniency Agreement was signed between the Ministry for Transparency and the General Comptroller’s Office and Odebrecht S/A, with the intervention of the Federal Attorney General’s Office, for the purpose of reimbursement, in relation to undertakings in which it participates, directly or indirectly, through its subsidiaries (Leniency Agreement).

The Eletrobras companies that will benefit from the Leniency Agreement and the amounts receivable in 21 annual installments to be adjusted by SELIC, are described in the table below:

Receivable values
Furnas	117,684
Eletronorte	17,669
Eletrobras	13,263
Chesf	13,263
Total	161,879

The amounts receivable were calculated based upon the equity interests of Eletrobras companies in the projects of the Santo Antônio and Belo Monte hydroelectric plants, for which losses from the independent investigation findings contracted by Eletrobras had already been recorded in the amounts of R$ 122,841 and R$ 91,464, respectively, until December 31, 2018. The amount recorded as receivable by the Company was discounted based upon a discount rate that took into account the time value of money and Odebrecht´s estimated credit risk.

Adherence to the agreement is an opportunity to return to Eletrobras part of the resources to which the Company is entitled, in view of the losses caused.